Share-based compensation - Schedule of Share Options and Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2025 shares yr $ / shares	Dec. 31, 2024 shares yr $ / shares	Dec. 31, 2023 $ / shares
Class A
Share Options [Abstract]
Share options outstanding at beginning of period (in shares)	4,509,645	9,102,323
Weighted average exercise price of share options outstanding in share-based payment arrangement (in USD per share) | $ / shares	$ 8.30	$ 4.13	$ 3.46
Share options granted (in shares)	0	0
Share options forfeited (in shares)	(4,766)	(3,940)
Weighted average exercise price of share options forfeited in share-based payment arrangement (USD per share) | $ / shares	$ 11.33	$ 11.69
Share converted (in shares)	316,250
Weighted average exercise price of share options Share conversion in share-based payment arrangement (USD per share) | $ / shares	$ 7.77
Share options exercised (in shares)	(3,460,373)	(4,588,738)
Weighted average exercise price of share options exercised in share-based payment arrangement (USD per share) | $ / shares	$ 2.81	$ 5.92
Share options outstanding at end of period (in shares)	1,360,756	4,509,645
Weighted average remaining contractual life of outstanding share options		4 months 24 days
Maximum term of awards granted | yr		0.8
Share options exercisable (in shares)	1,360,756	4,509,645
Weighted average exercise price of share options exercisable in share-based payment arrangement (USD per share) | $ / shares	$ 8.30	$ 4.13
Class B
Share Options [Abstract]
Share options outstanding at beginning of period (in shares)	15,812,500	15,812,500
Weighted average exercise price of share options outstanding in share-based payment arrangement (in USD per share) | $ / shares	$ 0.77	$ 0.77	$ 0.77
Share options granted (in shares)	0	0
Share options forfeited (in shares)	0	0
Share converted (in shares)	(3,162,500)
Weighted average exercise price of share options Share conversion in share-based payment arrangement (USD per share) | $ / shares	$ 0.77
Share options exercised (in shares)	(6,325,000)	0
Share options outstanding at end of period (in shares)	6,325,000	15,812,500
Weighted average remaining contractual life of outstanding share options	0 years	0 years
Share options exercisable (in shares)	6,325,000	15,812,500
Weighted average exercise price of share options exercisable in share-based payment arrangement (USD per share) | $ / shares	$ 0.77	$ 0.77
Restricted share units (RSU)
Share Options [Abstract]
Maximum term of awards granted | yr	4.3	3.0
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares)	888,605	849,504
Instruments granted (in shares)	782,575	629,831
Other equity instruments forfeited (in shares)	(103,891)	(71,220)
Shares converted (in shares)	0
Other equity instruments exercised (in shares)	(723,546)	(519,510)
Other equity instruments outstanding at end of period (in shares)	843,743	888,605
Weighted average contractual life remaining | yr	0.4	0.9
Other equity instruments exercisable (in shares)	262	2,000
Performance share units (PSU)
Share Options [Abstract]
Maximum term of awards granted | yr	2.2	2.2
Other Equity Instruments [Abstract]
Other equity instruments outstanding at beginning of period (in shares)	1,879,996	1,067,215
Instruments granted (in shares)	1,508,630	834,743
Other equity instruments forfeited (in shares)	(67,211)	(21,962)
Shares converted (in shares)	0
Other equity instruments exercised (in shares)	(1,228,218)	0
Other equity instruments outstanding at end of period (in shares)	2,093,197	1,879,996
Weighted average contractual life remaining | yr	0.7	1.1
Other equity instruments exercisable (in shares)	0	0